Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of purchase price allocation
	Fair value	Amortization period (years)
Tangible assets
Inventory	$3,353

Intangible assets:
Customer relationships *)	890	5.9
Goodwill	471	Infinite

Total purchase price	$4,715

	Fair value	Amortization period (years)
Tangible assets (liabilities):
Cash	$1,349
Account receivables and other receivables	761
Property and equipment	53
Trade payables and other payables	(1,054)
Deferred tax liabilities, net	(952)

Intangible assets:
Technology	5,116	8
Non-competition	709	3
Goodwill	10,902	Infinite

Total purchase price	$16,884

	Fair value	Amortization period (years)

Tangible assets, net	$1,448

Intangible assets:
Technology - materials	1,795	6.5
Technology - systems	1,767	8.5
License	1,000	8.5
Goodwill	8,981	Infinite

Total purchase price	$14,991